Supplemental information - Sold option instruments (Details)	12 Months Ended
Dec. 31, 2019 item € / MMBTU $ / MMBTU
Crude Oil Dated Brent Period if Option Exercised One [Member]
Statement [Line Items]
Derivative, contract period	Feb 2020 - Jan 2021
Description of presentation currency	USD
Option Expiration Date	Jan. 28, 2020
Derivative, swap volume	500
Derivative, weighted average swap | $ / MMBTU	63.00
Crude Oil Dated Brent Period if Option Exercised Two [Member]
Statement [Line Items]
Derivative, contract period	Feb 2020 - Jan 2021
Description of presentation currency	USD
Option Expiration Date	Jan. 31, 2020
Derivative, swap volume	3,000
Derivative, weighted average swap | $ / MMBTU	62.00
Crude Oil Dated Brent Period if Option Exercised Three [Member]
Statement [Line Items]
Derivative, contract period	Mar 2020 - Feb 2021
Description of presentation currency	USD
Option Expiration Date	Feb. 28, 2020
Derivative, swap volume	4,500
Derivative, weighted average swap | $ / MMBTU	62.71
Crude Oil Dated Brent Period if Option Exercised Four [Member]
Statement [Line Items]
Derivative, contract period	Apr 2020 - Mar 2021
Description of presentation currency	USD
Option Expiration Date	Mar. 31, 2020
Derivative, swap volume	3,500
Derivative, weighted average swap | $ / MMBTU	63.32
Crude Oil Dated Brent Period if Option Exercised Five [Member]
Statement [Line Items]
Derivative, contract period	Apr 2020 - Mar 2021
Description of presentation currency	USD
Option Expiration Date	Mar. 31, 2020
Derivative, bought put volume	1,000
Derivative, weighted average bought put | $ / MMBTU	64.00
Derivative, sold call volume	1,000
Derivative, weighted average sold call | $ / MMBTU	69.00
Derivative, sold put volume	1,000
Derivative, weighted average sold put | $ / MMBTU	59.00
Crude Oil Dated Brent Period if Option Exercised Six [Member]
Statement [Line Items]
Derivative, contract period	May 2020 - Apr 2021
Description of presentation currency	USD
Option Expiration Date	Apr. 30, 2020
Derivative, swap volume	4,000
Derivative, weighted average swap | $ / MMBTU	62.63
European Gas Nbp Period if Option Exercised One [Member]
Statement [Line Items]
Derivative, contract period	Oct 2020 - Jun 2022
Description of presentation currency	EUR
Option Expiration Date	Jun. 30, 2020
Derivative, swap volume	2,457
Derivative, weighted average swap | € / MMBTU	5.86
European Gas Nbp Period if Option Exercised Two [Member]
Statement [Line Items]
Derivative, contract period	Jan 2021 - Sep 2022
Description of presentation currency	EUR
Option Expiration Date	Jun. 30, 2020
Derivative, swap volume	2,457
Derivative, weighted average swap | € / MMBTU	5.86
European Gas Nbp Period if Option Exercised Three [Member]
Statement [Line Items]
Derivative, contract period	Jan 2021 - Sep 2022
Description of presentation currency	USD
Option Expiration Date	Jun. 30, 2020
Derivative, swap volume	2,457
Derivative, weighted average swap | € / MMBTU	6.45
European Gas Nbp Period if Option Exercised Four [Member]
Statement [Line Items]
Derivative, contract period	Jan 2022 - Dec 2022
Description of presentation currency	USD
Option Expiration Date	Jun. 30, 2020
Derivative, swap volume	9,827
Derivative, weighted average swap | € / MMBTU	6.45
European Gas Nbp Period if Option Exercised Five [Member]
Statement [Line Items]
Derivative, contract period	Oct 2020 - Jun 2022
Description of presentation currency	EUR
Option Expiration Date	Sep. 30, 2020
Derivative, swap volume	2,457
Derivative, weighted average swap | € / MMBTU	6.15